Employee Future Benefits - Expected Maturities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	11	12
Expected maturity analysis of undiscounted plans	$ 1,042
LESS THAN A YEAR
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	34
BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	37
BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	113
OVER FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	858
Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	29	$ 39
Estimate of special payments to be made over 10 years	1
Estimate of service contributions in normal course of business	8
Estimate of contributions expected to be paid in 2018	9
Expected maturity analysis of undiscounted plans	890
Defined Benefit Pension Plan | LESS THAN A YEAR
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	29
Defined Benefit Pension Plan | BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	29
Defined Benefit Pension Plan | BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	89
Defined Benefit Pension Plan | OVER FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	743
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	152
Post Employment Benefit Obligation and Other Benefit Obligation | LESS THAN A YEAR
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	5
Post Employment Benefit Obligation and Other Benefit Obligation | BETWEEN ONE AND TWO YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	8
Post Employment Benefit Obligation and Other Benefit Obligation | BETWEEN TWO AND FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	24
Post Employment Benefit Obligation and Other Benefit Obligation | OVER FIVE YEARS
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted plans	$ 115